Other Comprehensive Income and Accumulated Other Comprehensive Income (details) - Reclassifications - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains on the income statement	[1]									$ (68)	$ (3)	$ (79)
Reclassification adjustment impacting general and administrative expense on the income statement										4,154	4,094	3,964
Total reclassifications		$ (1,302)	$ (947)	$ (887)	$ (917)	$ (1,209)	$ (1,307)	$ (1,076)	$ (1,148)	(4,053)	(4,740)	(5,089)
Income tax benefit		(359)	(231)	(223)	(226)	(343)	(379)	(264)	(315)	(1,039)	(1,301)	(1,397)
Amounts reclassified from accumulated other comprehensive income, net of taxes		$ (943)	$ (716)	$ (664)	$ (691)	$ (866)	$ (928)	$ (812)	$ (833)	(3,014)	(3,439)	(3,692)
Accumulated Other Comprehensive Income (Loss) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Total reclassifications										11	79	28
Income tax benefit										4	27	10
Amounts reclassified from accumulated other comprehensive income, net of taxes										7	52	18
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains on the income statement										(64)	(42)	(36)
Income tax benefit										(22)	(15)	(12)
Amounts reclassified from accumulated other comprehensive income, net of taxes										(42)	(27)	(24)
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains on the income statement										13	2	4
Income tax benefit										4		1
Amounts reclassified from accumulated other comprehensive income, net of taxes										9	2	3
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting general and administrative expense on the income statement										62	93	60
Income tax benefit										22	33	21
Amounts reclassified from accumulated other comprehensive income, net of taxes										$ 40	60	$ 39
Net Unrealized Foreign Currency Translation [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains on the income statement											26
Income tax benefit											9
Amounts reclassified from accumulated other comprehensive income, net of taxes											$ 17

[1]	Total other-than-temporary impairment (OTTI) losses were $(40) million, $(54) million and $(22) million for the years ended December 31, 2016, 2015 and 2014, respectively. Of total OTTI, credit losses of $(29) million, $(52) million and $(26) million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in net realized investment gains. In addition, unrealized gains (losses) from other changes in total OTTI of $(11) million, $(2) million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.